SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2021
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

GBT JERSEYCO LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

GBT JERSEYCO LIMITED

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

DECEMBER 31, 2021, 2020 AND 2019

	Balance at	Charged to	Write-offs
	beginning	expense or	and other	Balance at
(in $ millions)	of year	other accounts	adjustments	end of year
Allowance for doubtful debts
Year ended December 31, 2021	$14	$(5)	$(5)	$4
Year ended December 31, 2020	$11	$4	$(1)	$14
Year ended December 31, 2019	$10	$—	$1	$11
Valuation allowance for deferred tax assets
Year ended December 31, 2021	$119	$(1)	$(2)	$116
Year ended December 31, 2020	$88	$31	$—	$119
Year ended December 31, 2019	$89	$(1)	$—	$88